UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
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Address:   677 Madison Avenue, 3rd Floor
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           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York           11/13/02
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:       $180,241
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC     ORD          G90078109    625     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS
 INC               COMMON       00209A106    814    197,670   SH         SOLE         197,670   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 11,153    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS
 INC               COMMON       030411102 13,398    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP              COMMON       03073E105 13,002    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
BANK OF THE
 NORTHWEST PORTLA  COMMON       064206105    315     14,200   SH         SOLE          14,200   0       0
-----------------------------------------------------------------------------------------------------------
BURNHAM PAC PPTYS
 INC               COMMON       12232C108    344    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP COMMON       166764100  6,666     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
COMCAST CORP       CL A SPL     200300200  2,670    128,000   SH         SOLE         128,000   0       0
-----------------------------------------------------------------------------------------------------------
DOLE FOOD INC      COMMON       256605106  5,806    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
DRESS BARN INC     COMMON       261570105  1,594    102,500   SH         SOLE         102,500   0       0
-----------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP   COMMON       264399106    610     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
EXCO RESOURCES INC PFD CONV     269279303    647     37,500   SH         SOLE          37,500   0       0
-----------------------------------------------------------------------------------------------------------
EXCO RESOURCES INC COMMON NEW   269279204    821     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP  CL H NEW     370442832     36    120,000   SH         SOLE         120,000   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    215      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GLAMIS GOLD LTD    COMMON       376775102    780     84,322   SH         SOLE          84,322   0       0
-----------------------------------------------------------------------------------------------------------
GOLDEN ST BANCORP
 INC               COMMON       381197102  3,232    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
GUCCI GROUP N V    PUT          4015669M8     97     12,600   SH   PUT   SOLE          12,600   0       0
-----------------------------------------------------------------------------------------------------------
HERSHEY FOODS CORP CALL         4278669J9      2     50,000   SH   CALL  SOLE         50,000    0       0
-----------------------------------------------------------------------------------------------------------
HERSEY FOODS CORP  PUT          4278669WO    220    100,000   SH   PUT   SOLE        100,000    0       0
-----------------------------------------------------------------------------------------------------------
HIGH SPEED ACCESS
CORP               COMMON       42979U102    751    600,000   SH         SOLE        600,000    0       0
-----------------------------------------------------------------------------------------------------------
HISPANIC
BROADCASTING CORP  CL A         43357B104  1,865    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC           COMMON       460690100  1,309     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101     48     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 16,511    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
 INC               COMMON       480074103    431     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
KONOVER PPTY TR
 INC               COMMON       50047R100    267    127,500   SH         SOLE         127,500   0       0
-----------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC COMMON       532716107    924     64,424   SH         SOLE          64,424   0       0
-----------------------------------------------------------------------------------------------------------
MAGNA INTL INC     CL A         559222401  2,482     43,605   SH         SOLE          43,605   0       0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW    COMMON       61166W101    808     52,823   SH         SOLE          52,823   0       0

-----------------------------------------------------------------------------------------------------------
OPTI INC           COMMON       683960108    164    141,900   SH         SOLE         141,900   0       0
-----------------------------------------------------------------------------------------------------------
ORIOLE HOMES CORP  CL B         686264201    120     25,800   SH         SOLE          25,800   0       0
-----------------------------------------------------------------------------------------------------------
PARTSBASE INC      COMMON       70214P109    251    187,200   SH         SOLE         187,200   0       0
-----------------------------------------------------------------------------------------------------------
PENNICHUCK CORP    COMMON NEW   708254206    874     31,100   SH         SOLE          31,100   0       0
-----------------------------------------------------------------------------------------------------------
PHARMACIA CORP     COMMON       71713U102 30,326    780,000   SH         SOLE         780,000   0       0
-----------------------------------------------------------------------------------------------------------
PLACER DOME INC    COMMON       725906101     91     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
PRICE
 COMMUNICATIONS CORP COMMON NEW 741437305  1,977    175,000   SH         SOLE         175,000   0       0
-----------------------------------------------------------------------------------------------------------
PURE RES INC       COMMON       74622E102 12,521    559,000   SH         SOLE         559,000   0       0
-----------------------------------------------------------------------------------------------------------
REFAC              COMMON       758653109    125    32,400    SH         SOLE          32,400   0       0
-----------------------------------------------------------------------------------------------------------
SOUTH FINL GROUP
 INC               COMMON       837841105    411    19,501    SH         SOLE          19,501   0       0
-----------------------------------------------------------------------------------------------------------
SYNCOR INTL
 CORP DEL          COMMON       87157J106  3,394    105,700   SH         SOLE         105,700   0       0
-----------------------------------------------------------------------------------------------------------
TRW INC            COMMON       872649108 14,638    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW  COMMON       902124106  1,604    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    211     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNILAB CORP NEW    COMMON NEW   904763208  2,097    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
VEECO INSTRS INC
 DEL               COMMON       922417100  1,652    153,000   SH         SOLE         153,000   0       0
-----------------------------------------------------------------------------------------------------------
VERMONT TEDDY BEAR
 INC               COMMON       92427X109    352    103,400   SH         SOLE         103,400   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL A         925524100  7,315    180,400   SH         SOLE         180,400   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  7,704    189,978   SH         SOLE         189,978   0       0
----------------------------------------------------------------------------------------------------------
WJ COMMUNICATIONS
 INC               COMMON       929284107     87    75,400    SH         SOLE          75,400   0       0
-----------------------------------------------------------------------------------------------------------
WARREN BANCORP INC COMMON       934710104  1,216     77,900   SH         SOLE          77,900   0       0
-----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC COMMON       939322103  4,049    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
 NETWORK NEW       COMMON       94973H108    619      8,440   SH         SOLE           8,440   0       0
-----------------------------------------------------------------------------------------------------------

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